Income and deferred tax - Reconciliation of effective tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Income (loss) before taxes	€ (86,766)	€ (193,977)	€ (80,593)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	€ 28,008	€ 62,616	€ 26,015
Non-deductible expenses	(8,202)	(33,773)	(8,274)
R&D tax credits	8,297	8,667	8,558
Tax free income	2,322	13,106	7,968
Permanent differences from GILTI	(649)	(778)	(156)
Tax effects from investments accounted for using the equity method	2,494	(683)	(8,373)
Deviation tax rates to expected tax rate	6,137	(992)	(1,343)
Change in tax rates	(2,254)		(251)
Change in recognition of deferred tax assets	(52,791)	(49,359)	(25,568)
Current Taxes related to prior years	2,784	328	(2,666)
Deferred Taxes related to prior years	(2,455)	(1,736)	556
Other	(442)	502	213
Tax income (expense) recognized in the income statement	€ (16,751)	€ (2,102)	€ (3,320)
Effective income tax rate	(19.31%)	(1.08%)	(4.12%)
Solidarity surcharge rate	15.825%
Trade tax rate	16.45%
Reduction of current tax expense due to utilization of previously unrecognized tax losses	€ 8,337		€ 1,329